Schedule of Investments (unaudited) August 31, 2022	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.1%

Utilities — 0.1%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$500	$520,088

New Jersey — 75.9%

Corporate — 2.0%
New Jersey Economic Development Authority, RB, AMT, 4.00%, 08/01/59	4,200	3,656,067
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,209,232
3.50%, 04/01/42	720	615,972
Series A, AMT, 2.20%, 10/01/39(a)	1,380	1,257,918

		6,739,189

County/City/Special District/School District — 13.8%
Carlstadt School District, Refunding GO, (SCH BD RES FD), 4.00%, 05/01/30	1,415	1,448,985
Casino Reinvestment Development Authority, Inc., Refunding RB
Class D, 5.25%, 11/01/39	1,020	1,046,335
Class D, 5.25%, 11/01/44	1,590	1,619,231
City of East Orange New Jesery, Refunding GO, (AGM), 3.00%, 09/15/31	2,200	2,160,363
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,695	7,672,277
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	1,776,510
Ewing Township Board of Education, GO
(SCH BD RES FD), 4.00%, 07/15/38	920	935,657
(SCH BD RES FD), 4.00%, 07/15/39	840	852,416
Hudson County Improvement Authority, RB 3.00%, 10/01/36	5,950	5,414,845
4.00%, 10/01/51	3,500	3,286,493
Monmouth County Improvement Authority, RB
Series B, (GTD), 4.00%, 12/01/38	250	253,805
Series B, (GTD), 4.00%, 12/01/39	590	597,562
Monmouth Regional High School District, GO, (SCH BD RES FD), 3.00%, 02/01/34	1,260	1,220,827
New Jersey Economic Development Authority, RB 5.00%, 06/15/23(b)	2,000	2,037,378
Series AAA, 5.00%, 06/15/41	1,990	2,044,882
Series KK, 5.00%, 09/01/22(b)	1,070	1,070,000
Newark Board of Education, Refunding GO, (BAM SAW), 3.00%, 07/15/39	630	540,911
Sparta Township Board of Education, Refunding GO, (SCH BD RES FD), 5.00%, 02/15/25(b)	1,350	1,436,700
Toms River Board of Education, GO, (SCH BD RES FD), 3.00%, 07/15/37	4,605	4,264,985
Township of Bloomfield New Jersey, Refunding GO, 3.00%, 02/01/33	1,040	1,014,062
Township of Irvington New Jersey, Refunding GO, Series A, (AGM), 5.00%, 07/15/24(b)	2,445	2,566,847

Security	Par (000)	Value

County/City/Special District/School District (continued)
Township of Monroe New Jersey/Gloucester County, Refunding GO
3.00%, 05/01/32	$405	$398,762
3.00%, 06/01/37	385	355,646
3.00%, 06/01/38	410	372,887
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 4.75%, 12/01/31	1,240	1,242,156

		45,630,522

Education — 11.0%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,250	1,204,550
Clifton Board of Education, GO
(AGM), 2.25%, 08/15/45	1,790	1,159,360
(AGM), 2.25%, 08/15/46	1,850	1,177,584
Gloucester County Improvement Authority, RB 5.00%, 07/01/44	530	539,592
Series A, Class A, 5.00%, 07/01/34	1,855	1,939,640
New Jersey Economic Development Authority, RB 6.00%, 10/01/43	1,000	1,026,996
Series A, 5.00%, 07/01/27(c)	170	170,281
Series A, 5.13%, 11/01/29(c)	100	100,666
Series A, 5.25%, 07/01/37(c)	470	461,030
Series A, 6.25%, 11/01/38(c)	210	218,295
Series A, 5.00%, 06/15/39(c)	825	828,516
Series A, 5.38%, 07/01/47(c)	815	772,141
Series A, 5.00%, 12/01/48	2,190	2,246,776
Series A, 5.00%, 06/15/49(c)	135	132,590
Series A, 5.00%, 07/01/50	200	198,581
Series A, 6.50%, 11/01/52(c)	1,210	1,246,861
Series A, 5.25%, 11/01/54(c)	1,100	1,000,358
Series A, Class A, 5.00%, 07/01/47	265	251,872
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	2,951,478
(AGM), 5.00%, 06/01/42	690	729,637
Series A, 3.50%, 09/01/22(c)	40	40,000
Series A, 4.75%, 08/01/24(c)	100	99,928
Series A, 5.63%, 08/01/34(c)	250	252,251
Series A, 5.00%, 09/01/37(c)	315	316,386
Series A, 5.88%, 08/01/44(c)	430	432,745
Series A, 5.13%, 09/01/52(c)	1,000	984,726
New Jersey Educational Facilities Authority, RB
Series C, (AGM), 3.25%, 07/01/49	290	233,151
Series C, (AGM), 4.00%, 07/01/50	245	233,851
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/33	2,005	2,077,994
Series B, 5.00%, 07/01/32	2,465	2,631,945
Series H, (AGM), 4.00%, 07/01/39	715	716,494
New Jersey Higher Education Student Assistance Authority, RB, Sub-Series C, AMT, 4.00%, 12/01/48	700	629,192
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 3.00%, 12/01/32	1,635	1,567,718
Series B, AMT, 4.00%, 12/01/41	950	906,680

1

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB (continued)
Sub-Series C, AMT, 3.63%, 12/01/49	$1,065	$871,063
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,075	1,082,639
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/40	5,000	5,203,870

		36,637,437

Health — 11.7%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	285,092
5.00%, 01/01/39	270	280,260
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	4,660	4,867,827
2.38%, 07/01/46	3,740	2,496,061
3.00%, 07/01/51	7,905	5,989,142
4.00%, 07/01/51	600	572,706
Series A, 5.25%, 07/01/35	1,460	1,492,091
Series A, 5.00%, 07/01/39	1,150	1,183,789
Series A, 5.00%, 07/01/43	1,535	1,574,890
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 08/15/23(b)	460	471,996
5.00%, 07/01/24(b)	2,950	3,094,119
5.00%, 07/01/29	285	294,091
5.00%, 07/01/34	1,000	1,058,978
5.00%, 07/01/39	4,060	4,241,925
4.00%, 07/01/41	1,000	977,079
Series A, 4.00%, 07/01/32	2,300	2,361,845
Series A, 5.00%, 07/01/37	6,000	6,370,260
Series A, 5.00%, 07/01/43	1,290	1,355,082

		38,967,233

Housing — 2.9%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, 2.15%, 10/01/41	930	683,479
Series H, 2.30%, 10/01/46	695	488,685
Series H, 2.40%, 04/01/52	695	475,173
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.25%, 11/01/36	350	283,443
Series A, (HUD SECT 8), 2.45%, 11/01/45	240	179,470
Series A, (HUD SECT 8), 2.65%, 11/01/46	350	253,259
Series A, 4.00%, 11/01/48	150	137,094
Series A, (HUD SECT 8), 2.55%, 11/01/50	220	159,052
Series A, (HUD SECT 8), 2.70%, 11/01/51	350	245,470
Series A, 4.10%, 11/01/53	100	97,163
Series A, (HUD SECT 8), 2.63%, 11/01/56	220	142,661
Series A, (HUD SECT 8), 2.75%, 11/01/56	350	237,086
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	930	919,522
Series E, 2.25%, 10/01/40	730	548,558
Series E, 2.40%, 10/01/45	555	391,362

Security	Par (000)	Value

Housing (continued)
Newark Housing Authority, RB, M/F Housing
Series A, 5.00%, 12/01/30	$1,640	$1,684,660
Series A, 4.38%, 12/01/33	2,515	2,539,280

		9,465,417

State — 26.1%
Casino Reinvestment Development Authority, Inc., Refunding RB, Class D, (AGM), 4.00%, 11/01/34	500	502,641
Garden State Preservation Trust, RB, Series A, Class A, (AGM), 5.75%, 11/01/28	2,565	2,847,671
Garden State Preservation Trust, RB, CAB(d)
Series B, Class B, (AGM), 0.00%, 11/01/24	10,000	9,413,490
Series B, Class B, (AGM), 0.00%, 11/01/27	4,135	3,519,704
New Jersey Economic Development Authority, RB 4.00%, 06/15/49	1,190	1,088,353
Series A, 5.00%, 06/15/42	4,545	4,689,045
Series DDD, 5.00%, 06/15/42	3,000	3,086,961
Series EEE, 5.00%, 06/15/43	2,155	2,248,620
Series QQQ, 4.00%, 06/15/50	1,175	1,067,218
Series B, AMT, 6.50%, 04/01/31	1,605	1,657,792
New Jersey Economic Development Authority, Refunding RB
Series PP, 4.00%, 06/15/24(b)	4,875	5,022,854
Sub-Series A, 5.00%, 07/01/33	125	132,310
Sub-Series A, 4.00%, 07/01/34	165	162,070
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	2,403	2,480,547
New Jersey Educational Facilities Authority, RB, Series A, 5.00%, 09/01/33	1,750	1,812,893
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 09/15/29	2,000	2,042,324
New Jersey Transportation Trust Fund Authority, RB
Class BB, 5.00%, 06/15/36	1,250	1,345,889
Class BB, 4.00%, 06/15/37	700	679,281
Class BB, 4.00%, 06/15/50	650	586,469
Series AA, 5.25%, 06/15/31	2,000	2,036,016
Series AA, 4.00%, 06/15/36	1,435	1,403,154
Series AA, 4.00%, 06/15/45	1,775	1,646,714
Series AA, 5.00%, 06/15/45	1,000	1,016,117
Series AA, 4.00%, 06/15/50	6,000	5,449,620
Series AA, Class AA, 5.00%, 06/15/45	2,500	2,611,010
Series B, 5.00%, 06/15/33	550	588,010
Series BB, 4.00%, 06/15/44	2,335	2,171,947
Series BB, 5.00%, 06/15/44	500	517,386
Series BB, 4.00%, 06/15/50	2,500	2,276,930
Series BB, 5.00%, 06/15/50	535	555,222
Series S, 5.25%, 06/15/43	1,720	1,807,176
New Jersey Transportation Trust Fund Authority, RB, CAB(d)
Series A, Class A, 0.00%, 12/15/35	8,900	5,040,515
Series A, Class A, 0.00%, 12/15/38	10,000	4,718,100
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/32	500	550,950
Series A, 5.00%, 12/15/32	1,775	1,903,405
Series A, 4.00%, 06/15/34	1,300	1,295,386
Series A, 5.00%, 12/15/35	455	479,884
Series A, 4.00%, 06/15/36	1,700	1,657,347

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/48	$2,380	$2,404,316
State of New Jersey, GO, 2.00%, 06/01/37	2,600	1,966,242

		86,481,579

Tobacco — 1.4%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	2,415	2,461,605
Sub-Series B, 5.00%, 06/01/46	2,000	2,013,150

		4,474,755

Transportation — 6.9%
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.13%, 01/01/39	1,000	1,020,182
AMT, (AGM), 5.13%, 07/01/42	1,000	1,016,034
AMT, 5.38%, 01/01/43	905	914,297
New Jersey Transportation Trust Fund Authority, RB, Series A, 5.00%, 06/15/30	1,250	1,329,404
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/32(d)	10,000	6,710,940
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/31	2,730	2,897,049
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/45	2,000	2,060,676
New Jersey Turnpike Authority, Refunding RB, Series A, (BHAC-CR AGM), 5.25%, 01/01/30	1,000	1,161,523
South Jersey Transportation Authority, RB, Series A, 5.00%, 11/01/45	3,545	3,666,083
South Jersey Transportation Authority, Refunding RB
Series A, 5.00%, 11/01/22(b)	15	15,065
Series A, 5.00%, 11/01/32	440	457,613
Series A, 5.00%, 11/01/33	250	258,636
Series A, 5.00%, 11/01/39	1,500	1,522,416

		23,029,918

Utilities — 0.1%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, Class A, AMT, 5.00%, 12/01/24(e)	250	255,762
New Jersey Infrastructure Bank, RB, 2.00%, 09/01/43	240	156,082

		411,844

Total Municipal Bonds in New Jersey		251,837,894

New York — 5.6%

Transportation — 5.6%
Port Authority of New York & New Jersey, ARB
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,048,313
Consolidated, 218th Series, AMT, 4.00%, 11/01/34	2,345	2,325,096
Consolidated, 218th Series, AMT, 4.00%, 11/01/47	3,545	3,357,732
Consolidated, 221st Series, AMT, 4.00%, 07/15/50	1,335	1,230,503
Series 221, AMT, 5.00%, 07/15/31	3,250	3,617,672
Port Authority of New York & New Jersey, Refunding ARB
Series 205th, 5.00%, 11/15/42	1,975	2,092,027
178th Series, AMT, 5.00%, 12/01/43	285	289,239
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	3,000	3,057,993

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued)
Series 223, AMT, 4.00%, 07/15/46	$950	$904,987
Series 223, AMT, 4.00%, 07/15/51	590	549,365

Total Municipal Bonds in New York.		18,472,927

Pennsylvania — 0.6%

Transportation — 0.6%
Delaware River Port Authority, RB, 5.00%, 01/01/40	1,500	1,531,242
Delaware River Port Authority, Refunding RB, 5.00%, 01/01/27	415	418,042

Total Municipal Bonds in Pennsylvania		1,949,284

Puerto Rico — 3.0%

County/City/Special District/School District — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/51(d)	1,070	232,464

State — 2.9%
Commonwealth of Puerto Rico, GO, Series A1, Restructured, 5.63%, 07/01/29	1,044	1,130,380
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,932	2,742,974
Series A-1, Restructured, 5.00%, 07/01/58	3,105	3,008,316
Series A-2, Restructured, 4.78%, 07/01/58	1,757	1,638,648
Series A-2, Restructured, 4.33%, 07/01/40	580	550,821
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	1,867	532,425
Series B-1, Restructured, 0.00%, 07/01/46	567	162,332

		9,765,896

Total Municipal Bonds in Puerto Rico.		9,998,360

Total Municipal Bonds — 85.2% (Cost: $288,575,359)		282,778,553

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New Jersey — 8.3%

County/City/Special District/School District — 2.9%

Hudson County Improvement Authority, RB, 5.25%, 05/01/51	1,440	1,506,562
Union County Utilities Authority, Refunding RB
Series A, 5.00%, 06/15/41	2,000	2,004,318
Series A, AMT, 5.25%, 12/01/31	6,275	6,288,468

		9,799,348

Education — 3.3%
New Jersey Economic Development Authority, Refunding RB(g)
AMT, 3.00%, 08/01/41	4,622	3,433,966

3

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New Jersey Economic Development Authority, Refunding RB(g) (continued)
AMT, 3.00%, 08/01/43(a)	$6,648	$4,938,737
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43(b)	2,500	2,544,934

		10,917,637

Health — 2.1%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	7,337	6,847,020

Total Municipal Bonds in New Jersey		27,564,005

New York — 0.5%

Transportation — 0.5%
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,455	1,510,081

Total Municipal Bonds in New York		1,510,081

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.8% (Cost: $32,578,970)		29,074,086

Total Long-Term Investments — 94.0% (Cost: $321,154,329)		311,852,639

	Shares

Short-Term Securities

Money Market Funds — 10.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.19%(h)(i)	33,536,783	33,540,136

Total Short-Term Securities — 10.1% (Cost: $33,541,419)		33,540,136

Total Investments — 104.1% (Cost: $354,695,748)		345,392,775

Other Assets Less Liabilities — 1.0%		3,146,483

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.1)%		(16,777,874)

Net Assets — 100.0%		$331,761,384

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 1, 2037, is $5,808,746.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$13,301,815	$20,240,524	(a)	$—	$124	$(2,327)	$33,540,136	33,536,783	$54,474	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock New Jersey Municipal Bond Fund

Derivatihve Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	75	12/20/22	$8,746	$67,954
U.S. Long Bond	66	12/20/22	8,943	31,353
5-Year U.S. Treasury Note	76	12/30/22	8,411	40,100

				$139,407

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$282,778,553	$—	$282,778,553
Municipal Bonds Transferred to Tender Option Bond Trusts	—	29,074,086	—	29,074,086
Short-Term Securities
Money Market Funds	33,540,136	—	—	33,540,136

	$33,540,136	$311,852,639	$—	$345,392,775

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$139,407	$—	$—	$139,407

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $16,738,763 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

Portfolio Abbreviation (continued)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

5

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock New Jersey Municipal Bond Fund

Portfolio Abbreviation (continued)

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SCH BD RES FD	School Board Resolution Fund

S C H E D U L E O F I N V E S T M E N T S	6